Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Rent Expense
The Company leases office and warehouse space, vehicles and computer and office equipment under operating leases, certain of which extend up to 15.0 years, subject to renewal options. Rental expense is shown in the table below (in millions):

	Year Ended December 31,
	2013	2012	2011
Rental expense	$35.6	$37.9	$36.0

Schedule of Future Minimum Lease Payments
Future minimum lease payments as of December 31, 2013, under capital leases and under non-cancelable operating leases having initial lease terms of more than one year are as follows (in millions):

	Capital Leases	Operating Leases
Year ending December 31,
2014	$6.3	$32.2
2015	4.9	27.6
2016	4.3	23.6
2017	3.0	20.4
2018	2.0	16.3
Thereafter	1.0	41.2
Total minimum payments	21.5	$161.3
Less amounts representing imputed interest	2.9
Present value of minimum lease payments	$18.6